New or Revised IFRS Standards and Interpretations	6 Months Ended
Jun. 30, 2024
Revised standards [Abstract]
New or Revised IFRS Standards and Interpretations	New or Revised IFRS Standards and Interpretations
A number of new or amended standards became applicable for annual periods beginning on or after January 1, 2024. These standards are not expected to have any significant impact on the Group’s accounting policies and did not require any retrospective adjustments.